Stock-Based Compensation (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation (Details) [Line Items]
Common stock, share issued		49,096,537	49,065,361	19,932,429
Issuance shares		350,000	350,000
Dividend yield
Vesting shares	52,167
Vested shares exercise of period	280,412
service-based options [Member]
Stock-Based Compensation (Details) [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 18.8	$ 20.1
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 1 month 28 days	2 years 4 months 24 days
RSU [Member]
Stock-Based Compensation (Details) [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 0.0
Expected Term [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term of the option			10 years
Board of Directors [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expenses	$ 0.1
Two Thousand Twenty Three Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock, share issued	8,763,322
ISOs under the 2023 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance shares	26,289,966